DEFERRED REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Schedule of deferred revenue	Our deferred revenue consists of:

	June 30,	December 31,
	2018	2017
Current portion	$113,750	$180,000
Long term portion	—	23,750
Deferred revenue	$113,750	$203,750

Our deferred revenue consists of:

	December 31,
	2017	2016
Deferred revenue – WeedMD	$203,750	$383,750
Less – current portion	(180,000)	(180,000)
Deferred revenue, net of current portion	$23,750	$203,750